UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                    811-3081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
March 31, 2009 (Unaudited)

Common Stocks--92.5%	Shares	Value ($)
Beverages--7.2%
Coca-Cola	2,198,000	96,602,100
PepsiCo	1,041,700	53,626,716
		150,228,816
Consumer Discretionary--8.0%
Christian Dior	521,400 a	28,592,590
McDonald's	991,800	54,122,526
McGraw-Hill Cos.	1,169,300	26,741,891
News, Cl. A	4,603,308 a	30,473,899
News, Cl. B	230,100 a	1,771,770
Target	771,100	26,518,129
		168,220,805
Consumer Staples--24.6%
Altria Group	3,271,200	52,404,624
Estee Lauder, Cl. A	600,500 a	14,802,325
Fomento Economico Mexicano, ADR	385,200	9,710,892
Kraft Foods, Cl. A	483,168	10,769,815
Nestle, ADR	2,837,650	95,203,157
Philip Morris International	3,271,200	116,389,296
Procter & Gamble	2,096,700	98,733,603
SYSCO	639,300	14,576,040
Wal-Mart Stores	949,600 a	49,474,160
Walgreen	1,953,400 a	50,710,264
Whole Foods Market	217,100 a	3,647,280
		516,421,456
Energy--21.2%
Chevron	1,251,600	84,157,584
ConocoPhillips	1,460,900	57,208,844
Exxon Mobil	2,099,898 a	143,003,054
Halliburton	962,000 a	14,882,140
Occidental Petroleum	899,800	50,073,870
Peabody Energy	168,500	4,219,240
Royal Dutch Shell, ADR	608,900	26,974,270
Total, ADR	1,012,900	49,692,874
Transocean	246,048 a,b	14,477,464
		444,689,340
Financial--4.3%
Bank of America	1,442,700 a	9,839,214
Berkshire Hathaway, Cl. A	392 a,b	33,986,400

HSBC Holdings (Rights)	275,166 a,b	2,783,485
HSBC Holdings, ADR	660,400 a	18,636,488
JPMorgan Chase & Co.	900,400 a	23,932,632
		89,178,219
Health Care--11.0%
Abbott Laboratories	1,187,200	56,629,440
Intuitive Surgical	29,500 a,b	2,813,120
Johnson & Johnson	1,772,300	93,222,980
Medtronic	385,200	11,351,844
Merck & Co.	460,300	12,313,025
Novo Nordisk, ADR	356,400	17,100,072
Roche Holding, ADR	1,051,000 a	36,154,400
		229,584,881
Industrial--4.1%
Caterpillar	514,700 a	14,391,012
General Dynamics	346,400	14,406,776
General Electric	2,996,500 a	30,294,615
McDermott International	245,800 a,b	3,291,262
United Technologies	557,900	23,978,542
		86,362,207
Information Technology--10.0%
Apple	343,000 b	36,056,160
Automatic Data Processing	644,700	22,667,652
Cisco Systems	1,305,300 b	21,889,881
Intel	4,547,500	68,439,875
Microsoft	1,465,900	26,928,583
QUALCOMM	416,300	16,198,233
Texas Instruments	1,105,600	18,253,456
		210,433,840
Materials--2.1%
Freeport-McMoRan Copper & Gold	154,300 a	5,880,373
Praxair	529,400	35,623,326
Rio Tinto, ADR	20,300 a	2,721,418
		44,225,117
Total Common Stocks
(cost $1,874,431,932)		1,939,344,681

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,544,000)	17,544,000 [c]	17,544,000

Investment of Cash Collateral for
Securities Loaned--6.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $125,954,163)	125,954,163 [c]	125,954,163

Total Investments (cost $2,017,930,095)	99.3%	2,082,842,844
Cash and Receivables (Net)	.7%	14,145,406
Net Assets	100.0%	2,096,988,250

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At March 31, 2009, the total market value of the fund's securities on loan is $125,583,801 and the total market value of the collateral held by the fund is $125,954,163.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,017,930,095.

Net unrealized appreciation on investments was $64,912,749 of which $487,314,559 related to appreciated investment securities and $422,401,810 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2009 in valuing the fund's investments:
			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investment in Securities	1,951,485,287	131,357,557	0	2,082,842,844
Other Financial Instruments+	0	0	0	0
Liabilities ($)
Other Financial Instruments+	0	0	0	0

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation) at period end.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either invested in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 28, 2009

EXHIBIT INDEX

          (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)